Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues
Revenues	$ 352,541	$ 371,146	[1]	$ 317,489	[1]
Net pool allocation	3,700
Time charters
Revenues
Revenues	341,066	371,146		317,489
Cool pool service
Revenues
Revenues	11,475
Net pool allocation	$ 3,700	$ 0		$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).